Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [2]
Non-current Assets Held for Sale [Line Items]
Goodwill and intangibles	[1]	€ 31,029	€ 29,493
Property, plant and equipment		12,062	12,088	[2]	€ 12,270
Current assets
Inventories		4,164	4,301	[2]	3,962
Trade and other receivables		6,695	6,482	[2]	5,219
Disposal groups held for sale	[3]	29	115
Assets held for sale		82	119	[2]	3,224
Liabilities held for sale		1	11	[2]	€ 170
Non-Current Assets Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	[4]	53	4
Disposal Groups Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Goodwill and intangibles	[3]	3	82
Property, plant and equipment	[3]	13	19
Current assets
Inventories	[3]	9	8
Trade and other receivables	[3]	1	2
Other	[3]	3	4
Assets held for sale		82	119
Liabilities held for sale		€ 1	€ 11

[1]	Within the indefinite-life intangible assets there are three brands that have a significant carrying value: Knorr €1,816 milion (2018: €1,789 million), Carver Korea €1,509 million (2018: €1,534 million) and Hellmann’s €1,220 million (2018: €1,195 million).
[2]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[3]	In 2018, disposal groups held for sale consists of assets mainly relating to Alsa baking and dessert business which was disposed during 2019.
[4]	2019 includes manufacturing assets held for sale in various countries.